UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
  This Amendment (Check only one.):         [  ] is a restatement.
                                            [  ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Brandon Fradd
Address:       68 Jane Street
               Suite 2E
               New York, NY  10014

Form 13F File Number: 028-13269

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Brandon Fradd
Phone:         212-741-1092


Signature, Place, and Date of Signing:

/s/ Brandon Fradd                New York, NY                     1/5/09
------------------------------------------------------------------------------
   [Signature]                    [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                              TITLE OF        CUSIP       VALUE    SHARES     SH/ PUT/   INVSTMT    OTHER       VOTING AUTHORITY
NAME OF ISSUER                CLASS                     (x$1000)   PRN  AMT   PRN CALL   DSCRETN    MANAGERS SOLE     SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------  ----
ALPHATEC HOLDINGS INC         COM             02081G102      2,059    410,162     SH        SOLE        N/A   410,162
CYPRESS BIOSCIENCES INC       COM PAR $.02    232674507      3,255    454,554     SH        SOLE        N/A   454,554
DENDREON CORP                 COM             24823Q107        501    103,900     SH        SOLE        N/A   103,900
DENDREON CORP                 COM             24823Q107      2,035    422,200    PUT        SOLE        N/A   422,200
ELAN CORP PLC-ADR             ADR             284131208      2,654    127,232     SH        SOLE        N/A   127,232
ELAN CORP PLC-ADR             ADR             284131208      6,955    333,400    PUT        SOLE        N/A   333,400
EMISPHERE TECHNOLOGIES INC    COM             291345106        467    279,877     SH        SOLE        N/A   279,877
INCYTE PHARMACEUTICALS INC    COM             45337C102        643     61,176     SH        SOLE        N/A    61,176
INTROGEN THERAPEUTICS INC     COM             46119F107        145     46,695     SH        SOLE        N/A    46,695
MEDIVATION INC                COM             58501N101        967     67,975     SH        SOLE        N/A    67,975
MYRIAD GENETICS INC           COM             62855J104     10,733    266,391     SH        SOLE        N/A   266,391
MYRIAD GENETICS INC           COM             62855J104      1,559     38,700    PUT        SOLE        N/A    38,700
PLANETOUT INC                 COM NEW         727058208        107     29,100     SH        SOLE        N/A    29,100
PROGENICS PHARMACEUTICALS INC COM             743187106        952    145,720     SH        SOLE        N/A   145,720
SUPERGEN INC                  COM             868059106         32     12,655     SH        SOLE        N/A    12,655

                                           15               33,064




                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         15
Form 13F Information Table Value Total:         33,064
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE